Labor and social obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Labor And Social Obligations
Salaries and payroll charges	R$ 70,089	R$ 58,591
Provision for vacation	254,469	226,127
Healthcare plan (i)	70,136	45,915
Provision for profit sharing (ii)	96,227	88,376
Consent Decree (TAC)	6,114	5,723
Knowledge Retention Program (PRC)	1,469	1,884
Total	R$ 498,504	R$ 426,616